Quarterly Report
March 31, 2023
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-Q1

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.3%
Aerospace & Defense – 2.2%
Boeing Co., 2.196%, 2/04/2026	$288,000	$267,217
Boeing Co., 5.15%, 5/01/2030	632,000	635,951
Boeing Co., 5.805%, 5/01/2050	728,000	732,853
General Dynamics Corp., 3.625%, 4/01/2030	488,000	467,184
Raytheon Technologies Corp., 1.9%, 9/01/2031	293,000	239,220
Raytheon Technologies Corp., 2.375%, 3/15/2032	434,000	365,015
Raytheon Technologies Corp., 3.03%, 3/15/2052	434,000	314,093
		$3,021,533
Apparel Manufacturers – 0.3%
Tapestry, Inc., 4.125%, 7/15/2027	$95,000	$90,615
Tapestry, Inc., 3.05%, 3/15/2032	410,000	333,074
		$423,689
Asset-Backed & Securitized – 3.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.026%, 11/15/2054 (i)	$3,854,645	$210,764
ACREC 2021-FL1 Ltd., “A”, FLR, 5.858% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	656,500	641,989
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.384% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	175,000	170,680
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	166,560	166,580
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.43% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	48,937	62,275
BDS 2021-FL7 Ltd., “B”, FLR, 6.261% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	163,500	156,823
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.265%, 7/15/2054 (i)	7,031,140	506,871
JPMorgan Chase Commercial Mortgage Securities Corp., 5.497%, 7/15/2042 (n)	74,933	60,644
KREF 2018-FT1 Ltd., “A”, FLR, 5.778% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	288,000	279,400
KREF 2018-FT1 Ltd., “AS”, FLR, 6.008% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	316,500	302,338
MF1 2022-FL8 Ltd., “A”, FLR, 5.909% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	496,852	483,274
PFP III 2021-8 Ltd., “A”, FLR, 5.727% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	413,284	405,396
PFP III 2021-8 Ltd., “AS”, FLR, 5.977% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	603,000	568,095
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 5.845% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	332,545	321,393
		$4,336,522
Automotive – 0.2%
Hyundai Capital America, 2%, 6/15/2028 (n)	$254,000	$214,835
Broadcasting – 2.2%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$487,000	$326,436
Discovery, Inc., 5.3%, 5/15/2049	600,000	500,346
Prosus N.V., 3.832%, 2/08/2051 (n)	637,000	408,375
Walt Disney Co., 3.5%, 5/13/2040	961,000	816,903
Walt Disney Co., 3.6%, 1/13/2051	430,000	349,387
Warnermedia Holdings, Inc., 4.279%, 3/15/2032 (n)	238,000	212,486
Warnermedia Holdings, Inc., 5.391%, 3/15/2062 (n)	498,000	402,542
		$3,016,475
Brokerage & Asset Managers – 1.5%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$1,076,000	$855,632
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	371,000	312,330
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	412,000	322,682
Intercontinental Exchange, Inc., 5.2%, 6/15/2062	311,000	310,131
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	146,000	137,970
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	146,000	129,080
		$2,067,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.8%
CEMEX S.A.B. de C.V., 9.125%, 3/14/2171 (n)	$227,000	$227,330
Vulcan Materials Co., 3.5%, 6/01/2030	610,000	557,464
Vulcan Materials Co., 4.5%, 6/15/2047	299,000	265,516
		$1,050,310
Business Services – 3.5%
Equifax, Inc., 3.1%, 5/15/2030	$347,000	$301,689
Equifax, Inc., 2.35%, 9/15/2031	436,000	350,923
Equinix, Inc., 2.625%, 11/18/2024	838,000	806,708
Equinix, Inc., 2.5%, 5/15/2031	934,000	769,073
Equinix, Inc., 3%, 7/15/2050	33,000	21,534
Fiserv, Inc., 2.25%, 6/01/2027	746,000	675,161
Fiserv, Inc., 4.4%, 7/01/2049	364,000	310,994
Verisk Analytics, Inc., 5.75%, 4/01/2033	264,000	277,136
Visa, Inc., 2.05%, 4/15/2030	468,000	407,976
Visa, Inc., 3.65%, 9/15/2047	865,000	753,991
		$4,675,185
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$640,000	$528,031
Comcast Corp., 2.8%, 1/15/2051	609,000	411,269
Time Warner Cable, Inc., 4.5%, 9/15/2042	492,000	377,833
		$1,317,133
Chemicals – 0.3%
Nutrien Ltd., 4.9%, 3/27/2028	$263,000	$262,923
RPM International, Inc., 4.55%, 3/01/2029	131,000	124,930
RPM International, Inc., 4.25%, 1/15/2048	67,000	51,478
		$439,331
Computer Software – 1.2%
Cisco Systems, Inc., 5.5%, 1/15/2040	$262,000	$285,833
Microsoft Corp., 2.525%, 6/01/2050	549,000	388,462
Oracle Corp., 4.9%, 2/06/2033	326,000	319,306
Oracle Corp., 5.55%, 2/06/2053	353,000	336,071
VeriSign, Inc., 4.75%, 7/15/2027	248,000	247,376
		$1,577,048
Computer Software - Systems – 0.4%
Apple, Inc., 2.7%, 8/05/2051	$727,000	$512,181
Conglomerates – 1.8%
Otis Worldwide Corp., 2.565%, 2/15/2030	$112,000	$98,215
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	348,000	348,155
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	298,000	300,058
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	435,000	435,269
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	467,000	445,813
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	856,000	839,481
		$2,466,991
Consumer Products – 1.2%
Hasbro, Inc., 3.9%, 11/19/2029	$377,000	$343,219
Kenvue, Inc., 5.1%, 3/22/2043 (n)	175,000	180,563
Kenvue, Inc., 5.05%, 3/22/2053 (n)	299,000	308,148
Mattel, Inc., 3.75%, 4/01/2029 (n)	938,000	842,770
		$1,674,700
Consumer Services – 1.3%
Booking Holdings, Inc., 3.6%, 6/01/2026	$1,761,000	$1,717,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 0.2%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$292,000	$291,046
Electrical Equipment – 1.6%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,261,000	$1,196,124
Ciena Corp., 4%, 1/31/2030 (n)	623,000	542,010
CommScope, Inc., 4.75%, 9/01/2029 (n)	578,000	481,774
		$2,219,908
Electronics – 2.0%
Broadcom, Inc., 4.3%, 11/15/2032	$437,000	$402,626
Broadcom, Inc., 3.187%, 11/15/2036 (n)	414,000	313,737
Lam Research Corp., 1.9%, 6/15/2030	151,000	127,238
Lam Research Corp., 4.875%, 3/15/2049	283,000	280,276
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	451,000	372,841
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	189,000	137,697
Qualcomm, Inc., 3.25%, 5/20/2027	308,000	297,981
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	573,000	522,094
TSMC Arizona Corp., 3.125%, 10/25/2041	261,000	209,722
		$2,664,212
Emerging Market Quasi-Sovereign – 0.8%
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)	$547,000	$537,438
Qatar Petroleum, 3.125%, 7/12/2041 (n)	781,000	609,180
		$1,146,618
Emerging Market Sovereign – 0.3%
United Mexican States, 4.28%, 8/14/2041	$576,000	$470,673
Energy - Independent – 0.7%
EQT Corp., 3.625%, 5/15/2031 (n)	$300,000	$260,044
Hess Corp., 5.8%, 4/01/2047	315,000	308,560
Pioneer Natural Resources Co., 5.1%, 3/29/2026	417,700	419,437
		$988,041
Energy - Integrated – 1.9%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$297,000	$245,774
BP Capital Markets America, Inc., 4.812%, 2/13/2033	357,000	362,485
BP Capital Markets America, Inc., 3.001%, 3/17/2052	427,000	301,024
Eni S.p.A., 4.75%, 9/12/2028 (n)	761,000	751,872
Eni S.p.A., 4.25%, 5/09/2029 (n)	940,000	888,095
		$2,549,250
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$751,000	$674,023
Financial Institutions – 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$1,410,000	$1,295,413
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	260,000	215,391
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	207,000	158,311
Air Lease Corp., 2.875%, 1/15/2032	423,000	349,405
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	585,497
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	802,000	669,404
		$3,273,421
Food & Beverages – 3.2%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$168,077
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	418,026
Constellation Brands, Inc., 2.25%, 8/01/2031	761,000	625,198
Constellation Brands, Inc., 4.75%, 5/09/2032	437,000	431,803

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Constellation Brands, Inc., 3.75%, 5/01/2050	$242,000	$191,202
Diageo Capital PLC, 2.375%, 10/24/2029	564,000	495,559
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	308,000	294,029
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	308,000	254,350
Kraft Heinz Foods Co., 4.875%, 10/01/2049	149,000	138,444
Kraft Heinz Foods Co., 5.5%, 6/01/2050	648,000	655,601
SYSCO Corp., 2.4%, 2/15/2030	148,000	129,279
SYSCO Corp., 2.45%, 12/14/2031	284,000	236,638
SYSCO Corp., 4.45%, 3/15/2048	320,000	277,336
		$4,315,542
Gaming & Lodging – 2.0%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$632,000	$533,250
Marriott International, Inc., 4%, 4/15/2028	449,000	433,630
Marriott International, Inc., 2.85%, 4/15/2031	984,000	838,176
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	150,000	139,952
VICI Properties LP, REIT, 4.75%, 2/15/2028	748,000	709,033
		$2,654,041
Insurance – 1.0%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$591,000	$511,416
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	96,000	78,937
Equitable Holdings, Inc., 5.594%, 1/11/2033	789,000	775,514
		$1,365,867
Insurance - Health – 1.6%
Humana, Inc., 2.15%, 2/03/2032	$299,000	$242,387
Humana, Inc., 4.95%, 10/01/2044	485,000	452,588
Humana, Inc., 5.5%, 3/15/2053	265,000	269,752
UnitedHealth Group, Inc., 5.3%, 2/15/2030	432,000	455,253
UnitedHealth Group, Inc., 4.625%, 7/15/2035	383,000	384,727
UnitedHealth Group, Inc., 5.875%, 2/15/2053	301,000	338,322
		$2,143,029
Insurance - Property & Casualty – 1.9%
American International Group, Inc., 5.125%, 3/27/2033	$520,000	$516,882
Aon Corp., 3.75%, 5/02/2029	717,000	685,187
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	455,000	367,391
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	111,000	93,133
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	203,000	170,732
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032 (n)	682,000	670,303
		$2,503,628
International Market Quasi-Sovereign – 0.4%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$699,000	$550,385
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$785,301
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$400,000	$395,244
CNH Industrial N.V., 3.85%, 11/15/2027	905,000	868,782
		$1,264,026
Major Banks – 16.1%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$545,000	$527,002
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	326,119
Bank of America Corp., 2.482% to 9/21/2031, FLR (CMT - 5yr. + 1.2%) to 9/21/2036	504,000	382,751
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	556,000	392,978

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	$501,000	$387,539
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	605,000	630,243
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	454,000	484,814
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	501,000	401,721
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	431,000	374,498
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	197,643
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	447,000	399,176
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	283,000	262,461
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	430,000	392,217
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	339,000	290,912
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	241,000	206,964
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	1,193,000	967,453
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,112,000	921,953
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	586,000	479,612
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	785,000	787,018
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	223,000	195,942
Mitsubishi UFJ Financial Group, Inc., 5.422% to 2/22/2028, FLR (CMT - 1yr. + 1.38%) to 2/22/2029	200,000	201,877
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	532,000	429,456
Mizuho Financial Group, 5.754%, 5/27/2034	665,000	680,199
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	935,000	833,313
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	423,423
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	869,000	794,673
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	539,000	409,478
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	543,613
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	298,000	298,760
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	200,000	207,162
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	921,000	808,702
Royal Bank of Canada, 2.3%, 11/03/2031	827,000	678,606
Royal Bank of Canada, 5%, 2/01/2033	417,000	421,950
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,054,000	819,584
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	636,000	646,506
Toronto-Dominion Bank, 4.108%, 6/08/2027	513,000	496,851
Toronto-Dominion Bank, 4.693%, 9/15/2027	597,000	591,039
Toronto-Dominion Bank, 2%, 9/10/2031	378,000	303,420
Toronto-Dominion Bank, 4.456%, 6/08/2032	211,000	205,482
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	454,000	387,343
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	900,000	624,374
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	633,630
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	175,414
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	691,000	670,695
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	463,000	401,305
		$21,695,871
Medical & Health Technology & Services – 1.9%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$793,000	$683,270
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	181,972
Becton, Dickinson and Co., 2.823%, 5/20/2030	139,000	124,026
Becton, Dickinson and Co., 4.298%, 8/22/2032	126,000	121,742
Becton, Dickinson and Co., 4.685%, 12/15/2044	286,000	266,076
Becton, Dickinson and Co., 4.669%, 6/06/2047	42,000	39,267
CVS Health Corp., 5%, 2/20/2026	380,000	384,267
CVS Health Corp., 5.625%, 2/21/2053	353,000	357,600
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	293,000	244,219
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	243,000	184,828
		$2,587,267

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 0.5%
Boston Scientific Corp., 2.65%, 6/01/2030	$339,000	$299,525
Danaher Corp., 2.6%, 10/01/2050	596,000	407,294
		$706,819
Metals & Mining – 2.4%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$232,000	$223,446
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	389,000	336,607
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	827,000	688,089
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	321,000	272,048
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	279,000	268,965
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	444,000	389,388
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	564,000	474,159
Novelis Corp., 4.75%, 1/30/2030 (n)	611,000	561,384
		$3,214,086
Midstream – 4.9%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$512,000	$471,274
Enbridge, Inc., 5.969%, 3/08/2026	268,000	268,754
Enbridge, Inc., 5.7%, 3/08/2033	373,000	387,974
Enbridge, Inc., 3.4%, 8/01/2051	605,000	426,331
Energy Transfer LP, 4%, 10/01/2027	285,000	271,606
Energy Transfer LP, 3.75%, 5/15/2030	493,000	454,946
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	524,000	440,684
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	799,000	679,150
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	995,592	925,951
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	433,792	373,023
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	301,000	297,703
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	354,000	316,494
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	442,000	424,630
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	203,000	195,819
Targa Resources Corp., 4.2%, 2/01/2033	428,000	385,068
Targa Resources Corp., 4.95%, 4/15/2052	414,000	343,475
		$6,662,882
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$283,616
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	290,000	268,267
		$551,883
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$223,000	$230,329
Natural Gas - Pipeline – 1.0%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,300,174
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$612,000	$527,437
Oils – 0.2%
Puma International Financing S.A., 5%, 1/24/2026	$371,000	$330,173
Other Banks & Diversified Financials – 0.4%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$383,000	$377,672
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	216,000	183,060
		$560,732

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.9%
Amgen, Inc., 5.15%, 3/02/2028	$198,000	$202,162
Amgen, Inc., 5.25%, 3/02/2030	304,000	310,926
AstraZeneca PLC, 1.375%, 8/06/2030	328,000	267,381
Merck & Co., Inc., 2.75%, 12/10/2051	296,000	209,514
Pfizer, Inc., 2.55%, 5/28/2040	296,000	222,428
		$1,212,411
Pollution Control – 0.8%
Waste Connections, Inc., 4.2%, 1/15/2033	$512,000	$491,385
Waste Management, Inc., 4.625%, 2/15/2033	568,000	569,302
		$1,060,687
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$660,000	$654,685
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 3.1%, 12/02/2051	$558,000	$399,021
Real Estate - Apartment – 0.4%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031	$607,000	$483,731
Real Estate - Office – 0.7%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$628,000	$487,985
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	531,000	393,407
		$881,392
Real Estate - Other – 1.0%
EPR Properties, REIT, 3.6%, 11/15/2031	$447,000	$334,412
Lexington Realty Trust Co., 2.375%, 10/01/2031	812,000	625,339
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	528,000	421,497
		$1,381,248
Real Estate - Retail – 1.1%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	$429,000	$331,392
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	303,000	290,471
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	368,000	306,366
STORE Capital Corp., REIT, 2.7%, 12/01/2031	709,000	511,128
		$1,439,357
Retailers – 2.0%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$775,000	$572,240
Amazon.com, Inc., 3.6%, 4/13/2032	747,000	709,590
AutoZone, Inc., 4.75%, 8/01/2032	370,000	366,836
Home Depot, Inc., 3.3%, 4/15/2040	918,000	763,194
Nordstrom, Inc., 4.25%, 8/01/2031	437,000	312,455
		$2,724,315
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$129,000	$115,376
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	130,000	110,341
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	301,000	241,551
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	436,000	310,172
		$777,440
Specialty Stores – 0.6%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$530,000	$435,415
DICK'S Sporting Goods, 4.1%, 1/15/2052	461,000	327,498
		$762,913

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 3.7%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,009,000	$741,080
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	656,000	647,465
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	446,551
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	425,000	381,416
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	422,000	363,674
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	188,000	154,644
T-Mobile USA, Inc., 2.05%, 2/15/2028	795,000	705,399
T-Mobile USA, Inc., 3%, 2/15/2041	850,000	630,116
Vodafone Group PLC, 5.625%, 2/10/2053	414,000	408,843
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	709,000	559,522
		$5,038,710
Tobacco – 0.5%
Philip Morris International, Inc., 5.625%, 11/17/2029	$211,000	$220,467
Philip Morris International, Inc., 5.125%, 2/15/2030	460,000	465,902
		$686,369
U.S. Treasury Obligations – 4.5%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$1,000,000	$688,789
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,836,000	1,476,402
U.S. Treasury Bonds, 2.875%, 5/15/2052	608,000	520,125
U.S. Treasury Notes, 4.25%, 12/31/2024	2,000,000	2,001,797
U.S. Treasury Notes, 2.625%, 4/15/2025	1,361,000	1,322,616
		$6,009,729
Utilities - Electric Power – 9.2%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$166,000	$172,908
American Electric Power Co., Inc., 5.625%, 3/01/2033	518,000	535,807
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	152,391
CenterPoint Energy, Inc., 2.65%, 6/01/2031	613,000	518,933
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	957,000	838,061
Duke Energy Corp., 3.3%, 6/15/2041	240,000	180,773
Duke Energy Corp., 3.75%, 9/01/2046	743,000	577,159
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	600,000	587,386
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	294,000	230,183
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	346,524
Evergy, Inc., 2.9%, 9/15/2029	1,439,000	1,289,689
FirstEnergy Corp., 4.15%, 7/15/2027	707,000	673,417
FirstEnergy Corp., 2.65%, 3/01/2030	373,000	317,072
FirstEnergy Corp., 3.4%, 3/01/2050	837,000	573,991
Florida Power & Light Co., 2.85%, 4/01/2025	287,000	278,225
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	174,173
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	247,003
Georgia Power Co., 4.7%, 5/15/2032	397,000	393,208
Georgia Power Co., 5.125%, 5/15/2052	466,000	455,850
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	539,442
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	264,000	268,568
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	73,000	60,540
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	551,000	454,575
Pacific Gas & Electric Co., 5.45%, 6/15/2027	350,000	346,320
Pacific Gas & Electric Co., 2.5%, 2/01/2031	970,000	785,827
Southern California Edison Co., 4.5%, 9/01/2040	273,000	242,507
Southern California Edison Co., 3.65%, 2/01/2050	304,000	234,021
Southern Co., 3.7%, 4/30/2030	241,000	225,422
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	524,918
Xcel Energy, Inc., 4.6%, 6/01/2032	215,000	208,727
		$12,433,620
Total Bonds		$132,683,507

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 4.56% (v)	2,411,797	$2,412,279
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Markit CDX North America High Yield Series 39 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an Index constituent – April 2023 @ 0.99%	Put	Merrill Lynch International	$ 4,661,954	$ 4,600,000	$14,599

Written Options (see table below) – (0.0)%	$(745)

Other Assets, Less Liabilities – (0.1)%	(81,582)
Net Assets – 100.0%	$135,028,058
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,412,279 and $132,698,106, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,385,090, representing 27.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 3/31/23
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
Markit CDX North America High Yield Series 39 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an Index constituent	Put	Merrill Lynch International	$(4,600,000)	$(4,661,954)	0.92%	April – 2023	$(745)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	26,569	EUR	24,275	State Street Bank Corp.	4/21/2023	$218
Liability Derivatives
EUR	24,275	USD	26,362	Brown Brothers Harriman	4/21/2023	$(11)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	10	$1,311,562	June – 2023	$58,677
U.S. Treasury Note 2 yr	Long	USD	52	10,735,563	June – 2023	109,660
U.S. Treasury Ultra Bond	Long	USD	35	4,939,375	June – 2023	201,765
						$370,102
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	64	$7,008,500	June – 2023	$(66,943)
U.S. Treasury Ultra Note 10 yr	Short	USD	117	14,173,453	June – 2023	(443,543)
						$(510,486)
At March 31, 2023, the fund had liquid securities with an aggregate value of $337,507 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and written options. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$6,009,729	$—	$6,009,729
Non - U.S. Sovereign Debt	—	2,952,977	—	2,952,977
Municipal Bonds	—	551,883	—	551,883
U.S. Corporate Bonds	—	82,327,403	—	82,327,403
Commercial Mortgage-Backed Securities	—	2,393,759	—	2,393,759
Asset-Backed Securities (including CDOs)	—	1,942,763	—	1,942,763
Foreign Bonds	—	36,519,592	—	36,519,592
Mutual Funds	2,412,279	—	—	2,412,279
Total	$2,412,279	$132,698,106	$—	$135,110,385
Other Financial Instruments
Futures Contracts – Assets	$370,102	$—	$—	$370,102
Futures Contracts – Liabilities	(510,486)	—	—	(510,486)
Forward Foreign Currency Exchange Contracts – Assets	—	218	—	218
Forward Foreign Currency Exchange Contracts – Liabilities	—	(11)	—	(11)
Written Options - Liabilities	—	(745)	—	(745)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,562,231	$11,873,807	$13,023,794	$343	$(308)	$2,412,279
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$47,615	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2023, are as follows:
United States	70.5%
Canada	6.1%
United Kingdom	4.6%
Australia	2.9%
Japan	2.8%
Italy	2.7%
Ireland	2.2%
Switzerland	1.4%
United Arab Emirates	1.0%
Other Countries	5.8%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.